Cover	Jun. 23, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	We are filing this Amendment in response to a comment we received from the staff of the Division of Corporation Finance of the SEC. The staff asked us to revise Exhibit 99.1 to the Original Report to include the opinion and audit report of Gary Cheng CPA Limited for the audit of the 2023 financial statements, as required by Rule 3-05 of Regulation S-X.
Document Period End Date	Jun. 23, 2025
Entity File Number	000-55927
Entity Registrant Name	SecureTech Innovations, Inc.
Entity Central Index Key	0001703157
Entity Tax Identification Number	82-0972782
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2355 Highway 36 West
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Roseville
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55113
City Area Code	(651)
Local Phone Number	317-8990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false